SHARE-BASED COMPENSATION - Fair Value and Cash Value of Performance Share Awards Granted (Details) - Performance Share Awards - USD ($) $ in Millions	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity fair value	$ 2.8	$ 2.0	$ 2.4
Cash value	$ 0.0	$ 2.0	$ 2.1